SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 28, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of fair value measurement
	December 28, 2025		December 29, 2024
	Fair value Carrying Amount	Level 1	Fair value Carrying Amount	Level 1
Common stocks	$3,269,333	$3,269,333	$2,129,986	$2,129,986
Listed limited partnership units	162,500	162,500	-	-
Exchange-traded funds	63,220	63,220	-	-
Debt securities	101,080	101,080
Real estate investment trust	-	-	189,569	189,569
Total	$3,596,133	$3,596,133	$2,319,555	$2,319,555

Schedule of estimated useful life of property plant and equipment
Estimated Useful life in years
Equipment	3-7
Leasehold Improvements	5-10
Building	15-25